Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity [Abstract]
Schedule of Common Stock for Future Issuance

As of June 30, 2026, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for future issuance under the 2020 Equity Incentive Plan	68,343
Stock options outstanding	126,988
Warrants outstanding	30,076
Issuance upon conversion of Series C Convertible Preferred Stock	200,489
Total	425,896

As of December 31, 2025, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for future issuance under the 2020 Equity Incentive Plan	68,343
Stock options outstanding	126,988
Warrants outstanding	26,697
Total	222,028